Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of Income Tax Charged (Credited)

The analysis of the income tax charged to the results of 2020, 2019 and 2018 is as follows:

	2 0 2 0	2 0 1 9	2 0 1 8

Income tax of the year for Mexican companies	$1,460,057	$3,177,506	$67,745
Income tax year for foreign companies	370,860	301,263	444,104
Deferred tax for Mexican companies	(94,604)	12,978	408,141
Deferred tax for foreign companies	341,531	(215,473)	(167,528)
	$2,077,844	$3,276,274	$752,462

Schedule of Income Tax Expense (Benefit)

During 2020 and 2019, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the items shown below:

	2 0 2 0	2 0 1 9	2 0 1 8

Expected benefit, expense	$1,462,776	$490,925	$1,308,828
Increase (decrease) as a result of:
Inflation effect, net	(139,134)	(417,960)	(114,419)
Impact of the nominal rate differences between the USA and Mexico	11,075	(23,368)	(35,914)
Benefit from utilization of tax loss carry-forwards and others (1)	16,173	(987,135)	(1,238,444)
Others, net (includes permanent items)	172,519	1,890,150	832,411
Income tax expense (2)	$1,523,409	$952,612	$752,462
Effective tax rate	31.24%	58.21%	17.92%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2020, 2019 and 2018, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

(2)	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during 2020 and 2019 fiscal years were not considered within the income tax expense.

Schedule of Tax Losses Pending of Amortize

As of December 31, 2020, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available
2011	2021	7,832,672	(1)
2012	2022	13
2013	2023	4,944
2014	2024	14,231
2015	2025	8,395
2016	2026	356,102
2017	2027	348,058
2018	2028	100,674
2019	2029	1,119,822
2020	2030	846,324
		$10,631,235

(1)	This amount includes $ 7,832,647 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.

Schedule of Deferred Income Tax Liability

Below is a summary of the effects of the main temporary differences comprising the deferred income tax liability included in the consolidated statements of financial position.

	December 31,
	2 0 2 0	2 0 1 9

Deferred tax assets:
Allowance for doubtful accounts	$(61,536)	$(50,476)
Advances from customers	283,846	182,635

Deferred tax assets	222,310	132,159

Deferred tax liabilities:

Property, plant and equipment	3,321,941	3,159,719
Intangible assets from Grupo San	329,600	318,768
Provisions	202,407	30,641
Prepaid expenses	6,883	33,137

Total deferred liabilities	3,860,831	3,542,265

Deferred tax liabilities, net	$3,638,521	$3,410,106